Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jul. 29, 2020
NF_05.31 Strategic Advisers Large Cap Fund Pro-01 | Strategic Advisers Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund:<br/>Strategic Advisers® Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds but may incur transaction costs when buying or selling non-affiliated funds and other types of securities (including exchange traded funds (ETFs)) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of its assets in securities and shares of funds with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
  Investing in domestic and foreign issuers.
  Normally investing in a combination of "growth" and "value" stocks.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated equity funds (i.e., Fidelity® funds, including mutual funds and ETFs), non-affiliated equity funds that participate in Fidelity's FundsNetwork®, non-affiliated ETFs (collectively, underlying funds), and sub-advisers.
  Allocating assets among sub-advisers and underlying funds using proprietary fundamental and quantitative research, considering factors including, but not limited to, performance in different market environments, manager experience and investment style, management company infrastructure, costs, asset size, and portfolio turnover.

Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers LLC (Strategic Advisers) is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund’s sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
NF_05.31 Strategic Advisers Large Cap Fund Pro-01 | Strategic Advisers Large Cap Fund | Strategic Advisers Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	rr_ManagementFeesOverAssets	0.42%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.50%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.25%
1 year	rr_ExpenseExampleYear01	$ 26
3 years	rr_ExpenseExampleYear03	$ 80

[1]	Based on estimated amounts for the current fiscal year.
[2]	Strategic Advisers LLC (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.65% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2023, and neither Strategic Advisers nor any of its affiliates retain the ability to be repaid with respect to this arrangement. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.